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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-08448

                         Pioneer Pioneer Emerging Markets Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Emerging Markets Fund

 Schedule of Investments 2/28/14

 Shares

 Value

 PREFERRED STOCKS - 3.5%

 Energy - 0.3%

 Integrated Oil & Gas - 0.3%

 116,442

 Petroleo Brasileiro SA

 $

 675,105

 Total Energy

 $

 675,105

 Materials - 1.8%

 Steel - 1.8%

 474,269

 Bradespar SA

 $

 4,311,720

 Total Materials

 $

 4,311,720

 Automobiles & Components - 0.8%

 Automobile Manufacturers - 0.8%

 15,888

 Hyundai Motor Co.

 $

 2,057,952

 Total Automobiles & Components

 $

 2,057,952

 Food & Staples Retailing - 0.6%

 Hypermarkets & Super Centers - 0.6%

 33,236

 Cia Brasileira de Distribuicao Grupo Pao de Acucar

 $

 1,402,179

 Total Food & Staples Retailing

 $

 1,402,179

 TOTAL PREFERRED STOCKS

 (Cost $9,886,311)

 $

 8,446,956

 COMMON STOCKS - 93.4%

 Energy - 8.7%

 Oil & Gas Drilling - 0.3%

 31,596

 CAT Oil AG

 $

 776,465

 Oil & Gas Equipment & Services - 1.0%

 1,122,000

 Dayang Enterprise Holdings Bhd

 $

 1,191,918

 48,706

 Saipem S.p.A.

 1,145,315

 $

 2,337,233

 Integrated Oil & Gas - 4.2%

 7,027,200

 China Petroleum & Chemical Corp.

 $

 6,238,553

 364,476

 Gazprom OAO (A.D.R.)

 2,773,662

 23,845

 Lukoil OAO (A.D.R.)

 1,297,168

 $

 10,309,383

 Oil & Gas Exploration & Production - 2.3%

 680,000

 Kunlun Energy Co., Ltd.

 $

 1,214,380

 328,685

 Pacific Rubiales Energy Corp.

 4,529,387

 $

 5,743,767

 Oil & Gas Refining & Marketing - 0.9%

 165,961

 Reliance Industries, Ltd.

 $

 2,143,323

 Total Energy

 $

 21,310,171

 Materials - 8.0%

 Fertilizers & Agricultural Chemicals - 1.8%

 388,841

 Phosagro OAO (G.D.R.)

 $

 4,382,425

 Construction Materials - 2.0%

 732,000

 Anhui Conch Cement Co., Ltd.

 $

 2,669,192

 1,620,149

 Cemex SAB de CV *

 2,124,065

 $

 4,793,257

 Aluminum - 0.8%

 3,033,500

 China Hongqiao Group, Ltd.

 $

 1,887,876

 Diversified Metals & Mining - 0.8%

 294,649

 Grupo Mexico SAB de CV

 $

 901,352

 70,357

 MMC Norilsk Nickel OJSC (A.D.R.)

 1,193,893

 $

 2,095,245

 Gold - 1.0%

 1,248,989

 Sibanye Gold, Ltd.

 $

 2,512,966

 Steel - 1.6%

 5,114

 POSCO

 $

 1,359,952

 323,572

 Severstal OAO (G.D.R.)

 2,678,960

 $

 4,038,912

 Total Materials

 $

 19,710,681

 Capital Goods - 10.0%

 Construction & Engineering - 6.4%

 1,070,261

 Astaldi S.p.A.

 $

 10,369,860

 5,685,000

 China Communications Construction Co., Ltd.

 3,970,197

 1,627,000

 China Railway Construction Corp., Ltd.

 1,350,068

 $

 15,690,125

 Electrical Components & Equipment - 0.2%

 33,500

 Sumitomo Electric Industries, Ltd.

 $

 514,537

 Heavy Electrical Equipment - 0.4%

 383,327

 Bharat Heavy Electricals, Ltd.

 $

 1,047,450

 Industrial Conglomerates - 1.7%

 77,913

 Bidvest Group, Ltd.

 $

 1,837,027

 27,706

 Industries Qatar QSC

 1,491,340

 1,090,423

 Jaiprakash Associates, Ltd.

 740,721

 $

 4,069,088

 Construction & Farm Machinery & Heavy Trucks - 1.1%

 2,166,000

 CSR Corp., Ltd. *

 $

 1,629,872

 5,539

 Hyundai Heavy Industries Co., Ltd.

 1,143,718

 $

 2,773,590

 Trading Companies & Distributors - 0.2%

 404,000

 Noble Group, Ltd.

 $

 329,055

 Total Capital Goods

 $

 24,423,845

 Transportation - 5.1%

 Airlines - 2.1%

 2,324,977

 Air Arabia PJSC

 $

 991,253

 31,449

 Copa Holdings SA

 4,260,082

 $

 5,251,335

 Marine - 0.3%

 3,438,000

 China Shipping Container Lines Co., Ltd. *

 $

 850,530

 Trucking - 0.2%

 435,286

 Aramex PJSC

 $

 375,112

 Highways & Railtracks - 2.5%

 220,105

 Arteris SA

 $

 1,629,190

 1,771,273

 OHL Mexico SAB de CV *

 4,477,562

 $

 6,106,752

 Total Transportation

 $

 12,583,729

 Automobiles & Components - 6.6%

 Auto Parts & Equipment - 1.7%

 529,245

 Tupy SA

 $

 4,174,804

 Automobile Manufacturers - 4.9%

 11,786

 Mahindra & Mahindra, Ltd.

 $

 185,909

 3,571,128

 Tata Motors, Ltd.

 11,784,091

 $

 11,970,000

 Total Automobiles & Components

 $

 16,144,804

 Consumer Durables & Apparel - 1.9%

 Leisure Products - 1.9%

 7,884,000

 Goodbaby International Holdings, Ltd.

 $

 4,561,160

 Total Consumer Durables & Apparel

 $

 4,561,160

 Retailing - 1.9%

 Department Stores - 1.1%

 683,000

 Matahari Department Store Tbk PT *

 $

 820,573

 324,084

 Woolworths Holdings, Ltd.

 1,924,520

 $

 2,745,093

 General Merchandise Stores - 0.4%

 11,200

 Ryohin Keikaku Co., Ltd.

 $

 1,016,287

 Specialty Stores - 0.4%

 27,593

 Folli Follie SA *

 $

 970,112

 Total Retailing

 $

 4,731,492

 Food & Staples Retailing - 0.8%

 Food Retail - 0.4%

 3,931

 Magnit OJSC

 $

 963,940

 Hypermarkets & Super Centers - 0.4%

 481,030

 Wal-Mart de Mexico SAB de CV

 $

 1,014,831

 Total Food & Staples Retailing

 $

 1,978,771

 Food, Beverage & Tobacco - 0.3%

 Agricultural Products - 0.1%

 867,000

 Golden Agri-Resources, Ltd.

 $

 380,114

 Packaged Foods & Meats - 0.2%

 952,989

 Flour Mills of Nigeria Plc

 $

 456,446

 Total Food, Beverage & Tobacco

 $

 836,560

 Household & Personal Products - 0.7%

 Personal Products - 0.7%

 57,341

 Able C&C Co., Ltd.

 $

 1,844,732

 Total Household & Personal Products

 $

 1,844,732

 Pharmaceuticals, Biotechnology & Life Sciences - 0.4%

 Pharmaceuticals - 0.4%

 40,266

 Hikma Pharmaceuticals Plc

 $

 968,810

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 968,810

 Banks - 12.8%

 Diversified Banks - 12.8%

 186,000

 Aozora Bank, Ltd.

 $

 541,596

 55,436

 Banco Santander Brasil SA (A.D.R.)

 274,963

 2,256,300

 Bank Rakyat Indonesia Persero Tbk PT

 1,808,481

 5,800,000

 China Construction Bank Corp.

 3,983,250

 10,210

 Credicorp, Ltd.

 1,326,279

 53,805

 Grupo Financiero Santander Mexico SAB de CV

 118,986

 127,037

 ICICI Bank, Ltd.

 2,123,505

 6,148,000

 Industrial & Commercial Bank of China, Ltd.

 3,683,572

 270,676

 Itau Unibanco Holding SA (A.D.R.)

 3,605,404

 31,090

 KB Financial Group, Inc.

 1,160,010

 678,300

 Malayan Banking Bhd

 2,024,733

 2,122,415

 Mega Financial Holding Co., Ltd.

 1,698,319

 1,909,919

 Philippine National Bank *

 3,707,727

 16,294

 Qatar National Bank

 874,861

 234,766

 Sberbank of Russia (A.D.R.)

 2,419,452

 247,096

 Turkiye Halk Bankasi AS

 1,213,076

 17,363,329

 United Bank for Africa Plc

 825,321

 $

 31,389,535

 Total Banks

 $

 31,389,535

 Diversified Financials - 5.4%

 Other Diversified Financial Services - 2.5%

 1,017,500

 China Conch Venture Holdings, Ltd. *

 $

 2,454,272

 558,032

 FirstRand, Ltd.

 1,774,910

 1,390,000

 Fubon Financial Holding Co., Ltd.

 1,950,183

 $

 6,179,365

 Multi-Sector Holdings - 0.5%

 1,198,000

 First Pacific Co., Ltd.

 $

 1,187,040

 Investment Banking & Brokerage - 2.4%

 1,752,000

 Haitong Securities Co., Ltd.

 $

 2,338,709

 6,510,000

 Yuanta Financial Holding Co., Ltd.

 3,428,836

 $

 5,767,545

 Total Diversified Financials

 $

 13,133,950

 Insurance - 2.3%

 Life & Health Insurance - 2.3%

 1,924,000

 China Life Insurance Co., Ltd.

 $

 5,627,471

 Total Insurance

 $

 5,627,471

 Real Estate - 2.2%

 Diversified REIT - 0.3%

 455,886

 Mexico Real Estate Management SA de CV

 $

 790,038

 Diversified Real Estate Activities - 0.2%

 113,700

 Takara Leben Co., Ltd.

 $

 335,154

 Real Estate Development - 1.7%

 844,000

 China Overseas Land & Investment, Ltd.

 $

 2,267,414

 762,709

 Emaar Properties PJSC

 1,900,560

 $

 4,167,974

 Total Real Estate

 $

 5,293,166

 Software & Services - 6.1%

 Internet Software & Services - 2.8%

 85,500

 Tencent Holdings, Ltd.

 $

 6,857,847

 IT Consulting & Other Services - 3.3%

 33,178,000

 China ITS Holdings Co., Ltd.

 $

 7,267,440

 19,771

 Tata Consultancy Services, Ltd.

 727,588

 $

 7,995,028

 Total Software & Services

 $

 14,852,875

 Technology Hardware & Equipment - 1.6%

 Electronic Manufacturing Services - 1.6%

 1,385,930

 Hon Hai Precision Industry Co., Ltd.

 $

 3,838,617

 Total Technology Hardware & Equipment

 $

 3,838,617

 Semiconductors & Semiconductor Equipment - 7.6%

 Semiconductor Equipment - 1.9%

 269,800

 ASM Pacific Technology, Ltd.

 $

 2,443,878

 270,339

 Wonik IPS Co., Ltd. *

 2,246,357

 $

 4,690,235

 Semiconductors - 5.7%

 3,437

 Samsung Electronics Co., Ltd.

 $

 4,357,129

 200,980

 SK Hynix, Inc.

 7,326,010

 127,776

 Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)

 2,308,912

 $

 13,992,051

 Total Semiconductors & Semiconductor Equipment

 $

 18,682,286

 Telecommunication Services - 9.2%

 Wireless Telecommunication Services - 9.2%

 3,431,798

 Global Telecom Holding (G.D.R.) *

 $

 10,986,232

 109,898

 Millicom International Cellular SA

 11,461,534

 $

 22,447,766

 Total Telecommunication Services

 $

 22,447,766

 Utilities - 1.8%

 Electric Utilities - 1.1%

 178,907

 Enersis SA (A.D.R.)

 $

 2,545,847

 Independent Power Producers & Energy Traders - 0.7%

 1,008,000

 Huaneng Power International, Inc.

 $

 900,070

 467,370

 NTPC, Ltd.

 850,205

 $

 1,750,275

 Total Utilities

 $

 4,296,122

 TOTAL COMMON STOCKS

 (Cost $218,093,991)

 $

 228,656,543

 Principal Amount ($)

 S&P/Moody's

 Ratings

 (unaudited)

 CORPORATE BONDS - 0.2%

 Household & Personal Products - 0.2%

 Personal Products - 0.2%

 BRL

 562,000

 NR/NR

 Hypermarcas SA,, 11.3%, 10/15/18 (c)

 $

 146,578

 BRL

 562,000

 NR/NR

 Hypermarcas SA,, 3.0%, 10/15/15 (c)

 243,847

 $

 390,425

 Total Household & Personal Products

 $

 390,425

 TOTAL CORPORATE BONDS

 (Cost $613,818)

 $

 390,425

 Shares

 RIGHTS / WARRANTS - 1.2%

 Household & Personal Products - 0.0% †

 Personal Products - 0.0% †

 562

 Hypermarcas SA, 10/15/15 (c)

 $

                       -

 Total Household & Personal Products

 $

                       -

 Banks - 1.2%

 Diversified Banks - 1.2%

 58,428

 NR/NR

 HSBC Bank Plc, 2/10/15

 $

 872,455

 21,922

 NR/NR

 HSBC Bank Plc, 2/23/15

 957,184

 55,829

 NR/NR

 HSBC Bank Plc, 4/13/15

 1,183,480

 $

 3,013,119

 Total Banks

 $

 3,013,119

 TOTAL RIGHTS / WARRANTS

 (Cost $2,858,335)

 $

 3,013,119

 TOTAL INVESTMENT IN SECURITIES - 98.3%

 (Cost $231,452,455) (a) (b)

 $

 240,507,043

 OTHER ASSETS & LIABILITIES - 1.7%

 $

 4,225,024

 TOTAL NET ASSETS - 100.0%

 $

 244,732,067

 *

 Non-income producing security.

 †

 Amount rounds to less than 0.1%.

 NR

 Not rated by either S&P or Moody's.

 (A.D.R.)

 American Depositary Receipts.

 (G.D.R.)

 Global Depositary Receipts.

 REIT

 Real Estate Investment Trust.

 (a)

 At February 28, 2014, the net unrealized appreciation on investments based on cost for federal income tax purposes of $232,172,992 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 22,800,635

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (14,466,584)

 Net unrealized appreciation

 $

 8,334,051

 (b)

 Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investment in securities, is as follows:

 China

 13.8%

 Cayman Islands

 10.6%

 South Korea

 8.9%

 India

 8.2%

 Brazil

 6.8%

 Russia

 6.5%

 Taiwan

 5.5%

 Italy

 4.8%

 Luxembourg

 4.8%

 Egypt

 4.6%

 Mexico

 3.9%

 South Africa

 3.3%

 Canada

 1.9%

 Panama

 1.8%

 Bermuda

 1.7%

 United Kingdom

 1.7%

 Philippines

 1.5%

 United Arab Emirates

 1.4%

 Malaysia

 1.3%

 Indonesia

 1.1%

 Chile

 1.1%

 Japan

 1.0%

 Qatar

 1.0%

 Other (individually less than 1.0%)

 2.8%

 100.0%

 (c)

 Security is valued using fair value methods (other than prices supplied by independent pricing services).

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 BRL

 Brazilian Real

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of February 28, 2014, in valuing the Funds's investments:

 Level 1

 Level 2

 Level 3

 Total

 Preferred Stocks

$
6,389,004

$
2,057,952

$
-

$
8,446,956

 Common Stocks (U.S.)

18,392,317

-

-

18,392,317

 Common Stocks (Foreign)*

15,282,653

194,981,573

-

210,264,226

 Corporate Bonds

-

-

390,425

390,425

 Rights/Warrants

3,013,119

-

-
**

3,013,119

 Total

$
43,077,093

$
197,039,525

$
390,425

$
240,507,043

 Other Financial Instruments

 Forward Foreign Currency Contracts

-

144,895

-

144,895

 Total

$
-

$
144,895

$
-

$
144,895

*

 Level 2 securities are valued using inputs/data furnished by independent pricing services using fair value factors.

**

 Security is valued at $0.

 Corporate

 Rights/

 Bonds

 Warrants

 Balance as of 11/30/13

$
390,659

$
-

**

 Realized gain (loss)

-

-

 Change in unrealized appreciation (depreciation)

(234
)

-

 Purchases

-

-

 Sales

-

-

 Transfers in and out of Level 3*

-

-

 Balance as of 2/28/14

$
390,425

$
-

**

*

 Transfers are calculated on the beginning of period values. During the year ended November 30, 2013, there were no transfers between Levels 1, 2 and 3.

**

 Security is valued at $0.

 Net change in unrealized depreciation of Level 3 investments still held and considered Level 3 as of 2/28/14

$
(234
)

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Emerging Markets Fund By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date April 29, 2014 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date April 29, 2014 By (Signature and Title)* /s/ Mark Bradley ----------------- Mark Bradley, Treasurer Date April 29, 2014 * Print the name and title of each signing officer under his or her signature.